Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 21 — Subsequent Events

Nasdaq Letter

The Group received a notice dated February 10, 2023, from the Listings Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Group that the minimum bid price per ADS was below $1.00 for a period of 30 consecutive business days and that the Group did not meet the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Rule”). The Nasdaq notification letter does not result in the immediate delisting of the Group's ADSs, and the ADSs will continue to trade uninterrupted under the symbol “LGHL.”

Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company has a compliance period of one hundred eighty (180) calendar days, or until August 9, 2023 (the “Compliance Period”), to regain compliance with Nasdaq’s minimum bid price requirement. If at any time during the Compliance Period, the closing bid price per ADS is at least $1.00 for a minimum of ten (10) consecutive business days, Nasdaq will provide the Group a written confirmation of compliance and the matter will be closed.